Report Of The Directors Financial Review Risk Report - Measurement uncertainty and sensitivity analysis of ECL estimates (Details)	12 Months Ended
Dec. 31, 2022 economic_scenario $ / bbl
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Number of economic scenarios	4
Number of economic scenarios drawn from consensus forecasts	3
West Texas Intermediate oil
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Average oil price | $ / bbl	72
Central scenario
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	75.00%
GDP growth rate, 5-year average	2.50%
Forecast period	5 years
Central scenario | UK
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	60.00%
GDP growth rate, 5-year average	1.10%
Central scenario | France
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	60.00%
GDP growth rate, 5-year average	1.20%
Central scenario | 2023: Annual average growth rate
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
GDP growth rate	1.60%
Central scenario | 2023: Annual average growth rate | UK
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
GDP growth rate	(0.80%)
Central scenario | 2023: Annual average growth rate | France
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
GDP growth rate	0.20%
Upside scenario
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	10.00%
Upside scenario | UK
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	5.00%
Upside scenario | France
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	5.00%
Upside scenario | 2023: Annual average growth rate | UK
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
GDP growth rate	4.40%
Upside scenario | 2023: Annual average growth rate | France
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
GDP growth rate	3.10%
Consensus downside scenario
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	10.00%
Consensus downside scenario | UK
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	25.00%
Consensus downside scenario | France
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	25.00%
Consensus downside scenario | 2023: Annual average growth rate | UK
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
GDP growth rate	(3.50%)
Consensus downside scenario | 2023: Annual average growth rate | France
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
GDP growth rate	(1.40%)
Downside 2 scenario
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	5.00%
Downside 2 scenario | UK
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	10.00%
Downside 2 scenario | France
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	10.00%
Downside 2 scenario | 2023: Annual average growth rate | UK
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
GDP growth rate	(6.90%)
Downside 2 scenario | 2023: Annual average growth rate | France
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
GDP growth rate	(6.80%)